TANGIBLE ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) mineSite	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	$ 230.0	$ 315.0	$ 2.0
Reversal of impairment of assets	$ 38.0
Capitalisation rate of borrowing costs eligible for capitalisation	0.00%	4.96%	4.52%
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	3 years
Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	$ 25.0
Impairment loss, net of tax	25.0
FV less costs to sell	$ 42.0
Discount rate used in current estimate of value in use	9.30%
Carrying Value	$ 67.0
Unincorporated joint operation	50.00%
CdS
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	$ 47.0	$ 189.0
Impairment loss, net of tax	32.0	151.0
Cuiabá
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	53.0	70.0
Impairment loss, net of tax	45.0	$ 57.0
Impairment reversal, net of tax	28.0
Reversal of impairment of assets	38.0
FV less costs to sell	$ 438.0
Discount rate used in current estimate of value in use	8.20%
Discount rate used in previous estimate of value in use		8.50%
Carrying Value	$ 184.0
Serra Grande
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	105.0	$ 56.0
Impairment loss, net of tax	90.0	$ 48.0
FV less costs to sell	$ 39.0
Discount rate used in current estimate of value in use	7.00%
Discount rate used in previous estimate of value in use		8.50%
Carrying Value	$ 129.0
Underground mines | mineSite	3
Open pit mines | mineSite	2
Bottom of range | Mine infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	4 years
Top of range | Mine infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	26 years